SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Text Block]

NOTE 11 – SUBSEQUENT EVENTS

On March 26, 2015 , the Company entered into a convertible promissory note with MacAllan Partners LLC, for the principal amount of $112,000.

Subsequent to December 31, 2014, the Company issued 44,327,315 shares for conversion of notes and payable accrued interests.